Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	Year ended December 31, 2021
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$187,880	$56,766	$4,589	$249,235
Depreciation and amortization	$(3,404)	$(578)	$(73)	$(4,055)
Segment income (loss) before tax	$15,891	$(4,256)	$(1,105)	$10,530
	Year ended December 31, 2022
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$199,294	$67,640	$15,479	$282,413
Depreciation and amortization	$(3,452)	$(1,558)	$(68)	$(5,078)
Segment loss before tax	$(8,109)	$(2,212)	$(353)	$(10,674)
	Year Ended December 31, 2023
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$214,979	$118,109	$30,658	$363,746
Depreciation and amortization	$(2,759)	$(1,914)	$(195)	$(4,868)
Segment income (loss) before tax	$16,958	$1,278	$(33,243)	$(15,007)

Schedule of Assets from Continuing Operations by Segments	The total assets from continuing operations by segments as of December 31, 2022 and 2023 were as follows:
	December 31,
	2022	2023
Segment assets
Auto service	$113,992	$136,387
Auto eInsurance service	68,123	66,274
Others	9,853	20,574
Total segment assets from continuing operations	$191,968	$223,235